Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

October 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Treasury Inflation Protected Securities Index Fund

Schwab U.S. Aggregate Bond Index Fund

(the Funds) each a series of Schwab Investments (the Registrant)

    (File Nos. 033-37459 and 811-06200)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated September 27, 2019 to the Funds’ prospectuses, dated December 14, 2018, as supplemented. The purpose of this filing is to submit, in XBRL, the 497 dated September 27, 2019.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0780.

Respectfully,

/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel